Goodwill and Intangible assets, net - Future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 4,776
2024	4,092
2025	509
2026	184
Total intangible assets, net	$ 9,561	$ 11,617